Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Jul. 16, 2025	Feb. 27, 2025	Jun. 30, 2025
Subsequent Events [Line Items]
Exercise price per ADS (in Dollars per share)		$ 0.0005
Exercise price of Pre - Funded warrant (in Dollars per share)
Warrant [Member]
Subsequent Events [Line Items]
Number of warrants issued			166,667
Subsequent Event [Member]
Subsequent Events [Line Items]
Proceeds from offering (in Dollars)	$ 2,500
Net proceeds (in Dollars)	$ 2,040
Subsequent Event [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Number of Pre funded warrants issued	2,196,780
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Number of warrants issued	2,380,954
ADS [Member]
Subsequent Events [Line Items]
Warrants purchase			166,667
Pre-funded warrants percentage			7.00%
Exercise price per warrant (in Dollars per share)			$ 1.3125
Combined public offering percentage			125.00%
ADS [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of ADS issued	184,174
Exercise price per ADS (in Dollars per share)	$ 1.05
ADS [Member] | Subsequent Event [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Number of warrants issued	2,196,780
Price per warrant and pre-funded warrant (in Dollars per share)	$ 1.04
Exercise price of Pre - Funded warrant (in Dollars per share)	$ 0.01
ADS [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Number of warrants issued	2,380,954
Exercise price per ADS (in Dollars per share)	$ 1.05